Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Entity Central Index Key	0000875610
Document Period End Date	May 31, 2024
C000010979 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Emerging Markets Fund
Class Name	Class A
Trading Symbol	DEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Emerging Markets Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.44%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.44%
Net Assets	$ 5,337,457,639
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 25,321,371
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$5,337,457,639
Total number of portfolio holdings	132
Total advisory fees paid	$25,321,371
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Republic of Korea	27.75%
Taiwan	21.14%
China	15.90%
India	15.12%
Brazil	6.33%
Mexico	4.86%
United States	1.87%
Turkey	1.78%
Peru	1.23%
Indonesia	0.89%

Sector allocation
Information Technology	39.96%
Energy	12.69%
Industrials	10.93%
Communication Services	9.43%
Consumer Staples	8.46%
Consumer Discretionary	6.14%
Financials	5.17%
Materials	4.15%
Healthcare	2.10%
Utilities	0.62%
Real Estate	0.42%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	14.87%
SK Hynix	9.01%
SK Square	7.39%
Reliance Industries	6.75%
MediaTek	5.24%
Samsung Electronics	5.16%
Reliance Industries GDR	3.05%
Alibaba Group Holding ADR	2.85%
Tencent Holdings	2.33%
Micron Technology	1.64%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	14.87%
SK Hynix	9.01%
SK Square	7.39%
Reliance Industries	6.75%
MediaTek	5.24%
Samsung Electronics	5.16%
Reliance Industries GDR	3.05%
Alibaba Group Holding ADR	2.85%
Tencent Holdings	2.33%
Micron Technology	1.64%

C000010981 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Emerging Markets Fund
Class Name	Class C
Trading Symbol	DEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Emerging Markets Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.19%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.19%
Net Assets	$ 5,337,457,639
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 25,321,371
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$5,337,457,639
Total number of portfolio holdings	132
Total advisory fees paid	$25,321,371
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Republic of Korea	27.75%
Taiwan	21.14%
China	15.90%
India	15.12%
Brazil	6.33%
Mexico	4.86%
United States	1.87%
Turkey	1.78%
Peru	1.23%
Indonesia	0.89%

Sector allocation
Information Technology	39.96%
Energy	12.69%
Industrials	10.93%
Communication Services	9.43%
Consumer Staples	8.46%
Consumer Discretionary	6.14%
Financials	5.17%
Materials	4.15%
Healthcare	2.10%
Utilities	0.62%
Real Estate	0.42%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	14.87%
SK Hynix	9.01%
SK Square	7.39%
Reliance Industries	6.75%
MediaTek	5.24%
Samsung Electronics	5.16%
Reliance Industries GDR	3.05%
Alibaba Group Holding ADR	2.85%
Tencent Holdings	2.33%
Micron Technology	1.64%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	14.87%
SK Hynix	9.01%
SK Square	7.39%
Reliance Industries	6.75%
MediaTek	5.24%
Samsung Electronics	5.16%
Reliance Industries GDR	3.05%
Alibaba Group Holding ADR	2.85%
Tencent Holdings	2.33%
Micron Technology	1.64%

C000031063 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Emerging Markets Fund
Class Name	Class R
Trading Symbol	DEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Emerging Markets Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$91	1.69%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.69%
Net Assets	$ 5,337,457,639
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 25,321,371
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$5,337,457,639
Total number of portfolio holdings	132
Total advisory fees paid	$25,321,371
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Republic of Korea	27.75%
Taiwan	21.14%
China	15.90%
India	15.12%
Brazil	6.33%
Mexico	4.86%
United States	1.87%
Turkey	1.78%
Peru	1.23%
Indonesia	0.89%

Sector allocation
Information Technology	39.96%
Energy	12.69%
Industrials	10.93%
Communication Services	9.43%
Consumer Staples	8.46%
Consumer Discretionary	6.14%
Financials	5.17%
Materials	4.15%
Healthcare	2.10%
Utilities	0.62%
Real Estate	0.42%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	14.87%
SK Hynix	9.01%
SK Square	7.39%
Reliance Industries	6.75%
MediaTek	5.24%
Samsung Electronics	5.16%
Reliance Industries GDR	3.05%
Alibaba Group Holding ADR	2.85%
Tencent Holdings	2.33%
Micron Technology	1.64%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	14.87%
SK Hynix	9.01%
SK Square	7.39%
Reliance Industries	6.75%
MediaTek	5.24%
Samsung Electronics	5.16%
Reliance Industries GDR	3.05%
Alibaba Group Holding ADR	2.85%
Tencent Holdings	2.33%
Micron Technology	1.64%

C000010982 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	DEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Emerging Markets Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.19%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.19%
Net Assets	$ 5,337,457,639
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 25,321,371
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$5,337,457,639
Total number of portfolio holdings	132
Total advisory fees paid	$25,321,371
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Republic of Korea	27.75%
Taiwan	21.14%
China	15.90%
India	15.12%
Brazil	6.33%
Mexico	4.86%
United States	1.87%
Turkey	1.78%
Peru	1.23%
Indonesia	0.89%

Sector allocation
Information Technology	39.96%
Energy	12.69%
Industrials	10.93%
Communication Services	9.43%
Consumer Staples	8.46%
Consumer Discretionary	6.14%
Financials	5.17%
Materials	4.15%
Healthcare	2.10%
Utilities	0.62%
Real Estate	0.42%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	14.87%
SK Hynix	9.01%
SK Square	7.39%
Reliance Industries	6.75%
MediaTek	5.24%
Samsung Electronics	5.16%
Reliance Industries GDR	3.05%
Alibaba Group Holding ADR	2.85%
Tencent Holdings	2.33%
Micron Technology	1.64%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	14.87%
SK Hynix	9.01%
SK Square	7.39%
Reliance Industries	6.75%
MediaTek	5.24%
Samsung Electronics	5.16%
Reliance Industries GDR	3.05%
Alibaba Group Holding ADR	2.85%
Tencent Holdings	2.33%
Micron Technology	1.64%

C000171463 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Emerging Markets Fund
Class Name	Class R6
Trading Symbol	DEMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Emerging Markets Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	1.10%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
Net Assets	$ 5,337,457,639
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 25,321,371
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$5,337,457,639
Total number of portfolio holdings	132
Total advisory fees paid	$25,321,371
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Republic of Korea	27.75%
Taiwan	21.14%
China	15.90%
India	15.12%
Brazil	6.33%
Mexico	4.86%
United States	1.87%
Turkey	1.78%
Peru	1.23%
Indonesia	0.89%

Sector allocation
Information Technology	39.96%
Energy	12.69%
Industrials	10.93%
Communication Services	9.43%
Consumer Staples	8.46%
Consumer Discretionary	6.14%
Financials	5.17%
Materials	4.15%
Healthcare	2.10%
Utilities	0.62%
Real Estate	0.42%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	14.87%
SK Hynix	9.01%
SK Square	7.39%
Reliance Industries	6.75%
MediaTek	5.24%
Samsung Electronics	5.16%
Reliance Industries GDR	3.05%
Alibaba Group Holding ADR	2.85%
Tencent Holdings	2.33%
Micron Technology	1.64%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	14.87%
SK Hynix	9.01%
SK Square	7.39%
Reliance Industries	6.75%
MediaTek	5.24%
Samsung Electronics	5.16%
Reliance Industries GDR	3.05%
Alibaba Group Holding ADR	2.85%
Tencent Holdings	2.33%
Micron Technology	1.64%